Retirement Benefits (Details 6) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	$ 4.8	$ 9.2
Current liabilities	(5.1)	(4.7)
Noncurrent liabilities	(731.5)	(730.0)
Total amount recognized	(731.8)	(725.5)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	0.0	0.0
Current liabilities	(32.7)	(40.6)
Noncurrent liabilities	(312.5)	(318.4)
Total amount recognized	$ (345.2)	$ (359.0)